                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4788

                                    VLC TRUST
               (Exact name of registrant as specified in charter)

                ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                    (Address of principal executive offices)

                            MARGARET D. FARRELL, ESQ.
                                    SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                                1500 FLEET CENTER
                         PROVIDENCE, RHODE ISLAND 02903
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment  companies  registered on Form N-5  (§§239.24  and
274.5 of this  chapter),  to file reports with the  Commission not later than 60 days after the close of the first and third  fiscal  quarters,  pursuant to rule
30b1-5  under  the  Investment  Company  Act of 1940  (17 CFR  270.30b1-5).  The
Commission  may use the  information  provided  on Form  N-Q in its  regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the  Commission  will make this  information  public.  A  registrant  is not required  to respond to the  collection  of  information  contained  in Form N-Q unless the Form  displays a  currently  valid  Office of  Management  and Budget
("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW,
Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1

     The following is a copy of the registrant's quarterly schedule of portfolio holdings.

PORTFOLIO OF INVESTMENTS as of January 31, 2005 (unaudited)
                                                                                   Ratings
    Principal                                                                     Moody's/              Value            % of Net
      Amount                                                                Standard & Poor's (a)       (b)                Assets
-------------------                                                        ------------------------  --------------      ----------
MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue
  $500,000  Barrington School District 5.00%, 10/1/14                                  Aa-2/NR           $544,103           1.80
   200,000  Burrillville General Obligation FGIC Insured 5.70%, 5/1/11                 Aaa/AAA            205,643           0.68
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/24                     Aaa/AAA            266,429           0.88
   300,000  East Providence General Obligation MBIA Insured 5.70%, 5/15/10             Aaa/AAA            308,788           1.02
   300,000  Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                       Aaa/NR            311,103           1.03
   225,000  Middletown General Obligation 4.00%, 7/15/12                               Aa-3/NR            235,007           0.78
    75,000  North Kingstown General Obligation 6.70%, 12/15/05                         Aa-3/NR             77,863           0.26
    80,000  North Kingstown General Obligation 6.80%, 12/15/06                         Aa-3/NR             85,957           0.28
   200,000  North Kingstown General Obligation FGIC Insured 5.70%, 10/1/18              Aaa/NR            222,139           0.74
   500,000  North Providence General Obligation FSA Insured 4.00%, 10/15/17            Aaa/AAA            508,495           1.68
   500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15                   Aaa/AAA            512,119           1.70
   500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13                   Aaa/AAA            512,119           1.70
   500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12                   Aaa/AAA            512,119           1.70
   500,000  Providence General Obligation FSA Insured 5.00%, 7/15/14                   Aaa/AAA            559,095           1.86
   200,000  Providence Public Bldg. Auth.  FSA Insured 5.10%, 12/15/08                 Aaa/AAA            213,393           0.71
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13                 Aaa/AAA            160,794           0.53
   500,000  Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14               Aaa/AAA            547,851           1.81
   185,000  Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18                  Aaa/AAA            195,308           0.65
   250,000  Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15                Aaa/AAA            275,800           0.91
   500,000  Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12                 Aaa/NR            552,848           1.83
   200,000  Providence Redevelopment Radian Insured 4.25%, 9/1/13                       NR/AA             207,646           0.69
    16,000  Warwick General Obligation MBIA Insured 6.60%, 11/15/06                    Aaa/AAA             16,058           0.05
   250,000  Warwick General Obligation FSA Insured 4.00%, 7/15/11                      Aaa/AAA            262,681           0.87
   250,000  Warwick General Obligation FSA Insured 4.125%, 7/15/13                     Aaa/AAA            261,744           0.87
   145,000  Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured 6.50%,
            10/1/06                                                                    Aaa/AAA            145,940           0.48
   150,000  Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                       Aaa/AAA            160,607           0.53
   100,000  Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18                      Aaa/AAA            104,448           0.35
   225,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18                       Aaa/AAA            240,067           0.80
   500,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19                       Aaa/AAA            544,727           1.80
   650,000  Rhode Island Depositors Economic Protection Corp.
            MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                            Aaa/AAA            743,503           2.46

PORTFOLIO OF INVESTMENTS (continued)
                                                                                         Ratings
    Principal                                                                           Moody's/              Value        % of Net
      Amount                                                                       tandard & Poor's (a)    b)            Assets
-------------------                                                                ----------------------  -----------   -----------
MUNICIPAL SECURITIES (continued)
Rhode Island General Obligation and Revenue (continued)

      215,000  Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22                   Aaa/AAA            279,897           0.93
      250,000  Rhode Island Depositors Economic Protection Corp. Escrowed to
               Maturity 5.75%, 8/1/21                                                   Aaa/NR            298,913           0.99
      500,000  Rhode Island Economic Department of Transportation AMBAC Insured
               3.75%, 6/15/13                                                          Aaa/AAA            512,244           1.70
      500,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
               5.25%, 7/1/12                                                           Aaa/AAA            540,355           1.79
      395,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
               5.25%, 7/1/13                                                           Aaa/AAA            425,400           1.41
      545,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
               5.25%, 7/1/14                                                           Aaa/AAA            586,263           1.94
      450,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
               5.00%, 7/1/18                                                           Aaa/AAA            477,324           1.58
    1,100,000  Rhode Island Economic Development Corp. Providence Place Radian
               Insured 6.125%, 7/1/20                                                   NR/AA           1,264,368           4.18
      100,000  RI COPS MBIA Insured 5.375%, 10/1/16                                    Aaa/AAA            107,571           0.36
      300,000  Rhode Island Lease Participation Certificate Shepard
               Bldg. AMBAC Insured 5.125%, 6/1/12                                      Aaa/AAA            319,340           1.06
      500,000  Rhode Island Refunding Bond Authority AMBAC Insured 5.25%, 2/1/10
                                                                                       Aaa/AAA            545,977           1.81
      500,000  Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18              Aaa/AAA            538,481           1.78
      300,000  Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14            Aaa/AAA            321,964           1.07
      480,000  Rhode Island General Obligation FGIC Insured 5.00%, 8/1/14              Aaa/AAA            522,339           1.73
      500,000  Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15              Aaa/AAA            530,360           1.76
    1,000,000  Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16              Aaa/AAA          1,111,944           3.68
      400,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14                 Aaa/AAA            448,776           1.49
      250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16                 Aaa/AAA            265,805           0.88
      250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15                 Aaa/AAA            265,805           0.88
                                                                                                    ---------------

                    Total Rhode Island General Obligation and Revenue                                 $18,857,520

PORTFOLIO OF INVESTMENTS (continued)
                                                                                    Ratings
    Principal                                                                      Moody's/              Value            % of Net
      Amount                                                                 Standard & Poor's (a)        (b)              Assets
-------------------                                                         ------------------------  ---------------   ------------
MUNICIPAL SECURITIES - Continued
Rhode Island General Obligation and Revenue (continued)
Rhode Island Health & Education Building Corporation
    100,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/15                  Aaa/AAA           $108,571            0.36
    300,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/16                  Aaa/AAA            324,962            1.08
    100,000  Bryant College AMBAC Insured 4.60%, 6/1/12                               Aaa/AAA            108,571            0.36
    100,000  Brown University 4.75%, 9/1/12                                           Aa-1/AA+           105,197            0.35
    200,000  Brown University 5.90%, 9/1/14                                           Aa-1/AA+           208,326            0.69
    780,000  Brown University 5.25%, 9/1/16                                           Aa-1/AA+           853,673            2.83
    400,000  Brown University 5.00%, 9/1/19                                           Aa-1/AA+           418,791            1.39
    500,000  Brown University 5.00%, 9/1/23                                           Aa-1/AA+           519,115            1.72
    250,000  Salve Regina College Radian Insured 5.25%, 3/15/18                         NR/AA            269,865            0.89
    750,000  Johnson & Wales College MBIA Insured 5.00%, 4/1/29                       Aaa/AAA            789,917            2.62
    500,000  Johnson & Wales College XL Capital 5.25%, 4/1/14                         Aaa/AAA            561,594            1.86
    250,000  Rhode Island School of Design MBIA Insured 4.40%, 6/1/15                 Aaa/AAA            264,243            0.88
    585,000  Rhode Island School of Design MBIA Insured 4.60%, 6/1/17                 Aaa/AAA            619,790            2.05
    500,000  Times2 Academy LOC - Citizens Bank 5.00%, 12/15/24                        Aa2/NR            509,745            1.68
    500,000  St. Antoine Residence LOC - Allied Irish Bank 6.125%, 11/15/18           Aa-3/NR            534,108            1.77
    300,000  Lifespan MBIA Insured 5.75%, 5/15/23                                     Aaa/AAA            323,838            1.07
    100,000  United Methodist Elder Care LOC - Fleet Bank 7.50%, 11/1/14                NR/AA            102,644            0.34
    125,000  New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15                   NR/AAA            126,589            0.42
                                                                                                    ---------------

                    Total Rhode Island Health & Education Building Corporation                    $6,749,539
                                                                                                    ---------------

Rhode Island Housing & Mortgage Finance Corporation
          $180,000  5.65%, 10/1/07                                                       NR/A           $183,254            0.61
           250,000  4.00%, 4/1/13                                                      Aa-2/AA+          251,437            0.83
           400,000  5.00%, 10/1/16                                                     Aa-2/AA+          408,796            1.35
            10,000  6.50%, 10/1/22                                                     Aa-2/AA+           10,002            0.03
           250,000  5.40%, 10,1/16                                                     Aa-2/AA+          257,371            0.85
           950,000  4.30%, 10/1/17                                                     Aa-2/AA+          964,955            3.20
           380,000  5.40%, 10/1/17                                                     Aa-2/AA+          393,578            1.30
             5,000  6.50%, 4/1/27                                                      Aa-2/AA+            5,002            0.02
                                                                                                  ---------------
                    Total Rhode Island Housing & Mortgage Finance Corporation                    $2,474,395
                                                                                                   --------------

PORTFOLIO OF INVESTMENTS (continued)
                                                                                     Ratings
    Principal                                                                       Moody's/              Value            % of Net
      Amount                                                                  Standard & Poor's (a)    (b)               Assets
-------------------                                                        ------------------------  ----------------   -----------

   350,000  Puerto Rico Commonwealth 5.00%, 7/1/29                                     Baa1/A-         $365,130            1.21
   250,000  Puerto Rico Electric Power Authority MBIA Insured 5.00%, 7/1/10            Aaa/AAA          270,802            0.90
   500,000  Puerto Rico Electric Power Authority MBIA Insured 5.125%, 7/1/29           Aaa/AAA          525,362            1.74
   500,000  Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17              Aaa/AAA          539,730            1.79

                                                                                                ---------------

                    TOTAL PUERTO RICO BONDS                                                          $1,701,024

                                                                                                ---------------
                                                                                                ---------------
                    TOTAL INVESTMENTS                                                               $29,782,478
                                                                                                 ==============

(a)  These  municipal  securities  meet the four  highest  ratings  assigned  by
     Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated,  are  determined by the Fund to be of comparable  quality within the guidelines  approved  by the  directors  and  are  unaudited.  The  ratings indiciated are the most current available and are unaudited. When bonds are rated  differently  by Moody's  and  S&P,  the  higher  rating has been reported.  The  rating  NR means it is not  rated by  Moody's  or  S&P.
     Certain securities have credit  enhancement  features backing them. Without these  enhancement  features the securities may or may not meet the quality standards of other securities purchased by the Fund.

(b)  The aggregate  gross  unrealized  appreciation  for all securities in which there is an excess of value  over tax cost was  $1,508,763.  The  aggregate gross  unrealized  depreciation  for all  securities  in which  there is an excess of tax cost over value was $10,906. The net unrealized  appreciation was  $1,497,857.  The aggregate  cost of securities  for Federal income tax purposes was $28,284,621.

All  municipal  securities  listed  above  are  income  producing  and  none are restricted securities.

              Abbreviations used:

         AMBAC - American Municipal Bond Assurance Corp.
         CGIC - Capital Guaranty Insurance Co.
         FGIC - Financial Guaranty Insurance Co.
         FSA - Financial Security Assurance Inc.
         MBIA - Municipal Bond Investors Assurance Corp.
         LOC - Letter of Credit
         CAPMAC - Capital Markets Assurance Corp.
         Radian - Radian Insurance Co.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their  evaluation  of the  registrant's  disclosure  controls  and procedures  conducted within 90 days of the filing date of this report, the
     President and Treasurer  have  concluded that those controls and procedures
     (as  defined in rule  30a-3(c)  under the  Investment  Company Act of 1940)
     provide  reasonable  assurance  that  material  information  required to be disclosed by the registrant in this Form N-Q has been recorded,  processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the registrant's  internal controls or in other factors that could significantly  affect these controls subsequent to the date of the  evaluation  described  above,  including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

     (a) EX-99.1 -  Certification  of President  (principal  executive  officer)
pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

     (b) EX-99.2 -  Certification  of Treasurer  (principal  financial  officer)
pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                     VLC Trust
                                                                 ON BEHALF OF
                                                                 OCEAN STATE TAX EMEMPT FUND

Date: March 24, 2005                                     By: /s/ Alfred B. Van Liew
                                                             ----------------------------------
                                                                 Alfred B. Van Liew
                                                                 President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Date: March 24, 2005                                 By: /s/ Alfred B. Van Liew
                                                         -------------------------------------
                                                             Alfred B. Van Liew
                                                                  President

Date: March 24, 2005                                 By:/s/ Kevin M. Oates
                                                        --------------------------------------
                                                            Kevin M. Oates
                                                            Vice President & Treasurer